Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2016
Accounting Policies [Abstract]
Schedule of share-based payments
The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2016	2015	2014
Share-based compensation expense included in SD&A	$26.3	$22.3	$22.1
Share-based compensation expense included in other special project costs	8.3	1.2	0.8
Total share-based compensation expense	$34.6	$23.5	$22.9
Related income tax benefit	$10.2	$8.0	$7.7